Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Schedule Representing Cash and Cash Equivalents

	2017 £m	2016 £m

Cash and bank balances	1,967	1,628

Cash equivalents	1,324	576

	3,291	2,204

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2017 £m	2016 £m

Functional currency	2,842	1,748

US dollar	161	195

Euro	159	159

Other currency	129	102

	3,291	2,204

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2017 £m	2016 £m

Cash and cash equivalents as above	3,291	2,204

Less overdrafts and accrued interest	(469)	(553)

Net cash and cash equivalents	2,822	1,651